PROPERTY AND EQUIPMENT (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
PROPERTY AND EQUIPMENT [Abstract]
Compensation receivables, early lease termination	$ 16	1,000	1,000
Impairment losses	(1,846)	(11,500)	(13,060)	(5,471)
Write-off of leasehold improvements			1,916	3,898
Lease termination, direct costs			8,717	205
Lease termination, compensation received			6,801